Long-term Debt - Schedule of Amortizing Payments (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) oz $ / Ounce	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments		$ 7,388,000	$ 1,847,000
Interest paid		$ 25,145,000	21,964,000
Gold Notes
Disclosure of detailed information about borrowings [line items]
Covenant required floor price (US per ounce) | $ / Ounce		1,400
Gold ounces | oz		41,869
Principal repayments		$ 58,617
Repayments	$ 1,847,000	7,388,000	1,920,000
Gold premiums		2,788,000	490,000
Interest paid		$ 4,696,000	$ 1,262,000
2024 | Gold Notes
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz		10,555
Principal repayments		$ 14,777
2025 | Gold Notes
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz		11,523
Principal repayments		$ 16,132
2026 | Gold Notes
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz		11,611
Principal repayments		$ 16,255
2027 | Gold Notes
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz		8,180
Principal repayments		$ 11,453